Cover	Mar. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2023
Entity File Number	001-15913
Entity Registrant Name	United States Basketball League, Inc.
Entity Central Index Key	0000764630
Entity Tax Identification Number	06-1120072
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8270 Woodland Center
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33614
City Area Code	(813)
Local Phone Number	769-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	USBL
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false